Document and Entity Information	Sep. 17, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Agilysys, Inc. (the "Company") is filing this amendment (this "Amendment") to its Current Report on Form 8-K, initially filed with the Securities and Exchange Commission (the "SEC") on September 17, 2020 (the "Original Filing"), for the purpose of including as Exhibit 99.1 a corrected copy of the presentation. The exhibit included with the Original Filing contained a calculation error in the Company’s enterprise value on slide 16 of the presentation. Except as described above, no changes have been made to any of the information contained in the Original Filing or filed as an exhibit thereto, and this Amendment does not modify, amend or update in any way any of the other information contained in the Original Filing.
Document Period End Date	Sep. 17, 2020
Entity Registrant Name	AGILYSYS INC
Entity Central Index Key	0000078749
Entity Emerging Growth Company	false
Entity File Number	000-5734
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-0907152
Entity Address, Address Line One	1000 Windward Concourse
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30005
City Area Code	770
Local Phone Number	810-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	AGYS
Security Exchange Name	NASDAQ